Subsequent Event - Additional Information (Detail)	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended
	Mar. 29, 2014 USD ($)	Mar. 29, 2014 Maximum [Member] Recapitalization [Member]	Mar. 29, 2014 Revolving credit facility [Member] Maximum [Member] Recapitalization [Member] USD ($)	Aug. 30, 2014 Scenario, Forecast [Member] USD ($)	Mar. 29, 2014 Scenario, Forecast [Member] USD ($)	Mar. 29, 2014 Scenario, Forecast [Member] Recapitalization [Member] CAD	Aug. 30, 2014 Scenario, Forecast [Member] Investissement Quebec [Member] CAD	Mar. 29, 2014 Scenario, Forecast [Member] Investissement Quebec [Member] USD ($)	Mar. 29, 2014 Scenario, Forecast [Member] Investissement Quebec [Member] CAD	Aug. 30, 2014 Scenario, Forecast [Member] Revolving credit facility [Member] USD ($)	Aug. 30, 2014 Scenario, Forecast [Member] Revolving credit facility [Member] CAD	Mar. 29, 2014 Scenario, Forecast [Member] Revolving credit facility [Member] USD ($)	Aug. 30, 2014 Scenario, Forecast [Member] Revolving credit facility [Member] Maximum [Member]	Jun. 30, 2014 Subsequent Event [Member] USD ($)	Jun. 30, 2014 Subsequent Event [Member] CAD	Jun. 30, 2014 Subsequent Event [Member] Revolving credit facility [Member] USD ($)	Jun. 30, 2014 Subsequent Event [Member] Revolving credit facility [Member] Maximum [Member] Recapitalization [Member] USD ($)	Jun. 30, 2014 Subsequent Event [Member] Senior Secured Term Loan [Member]	Jun. 30, 2014 Subsequent Event [Member] Senior Secured Term Loan [Member] Recapitalization [Member]	Jun. 30, 2014 Subsequent Event [Member] Senior Secured Term Loan [Member] Maximum [Member]
Subsequent Event [Line Items]
Irrevocable standby letter of credit														$ 5,000,000
Additional reserve established by lenders			2,500,000													(7,000,000)	2,500,000
Senior secured revolving credit facility Reserve																10,000,000
Secured term loan rate of interest													12.50%					8.77%	11.00%	12.50%
Percentage of changes in the cash flow		12.50%														10.00%
Additional financial support agreed				5,000,000	5,000,000	3,000,000	2,500,000	2,500,000			3,000,000	3,000,000
Reduction of the availability of credit facility	125,000									125,000
Moratorium period granted														1 year	1 year
Monthly repayment of term loan														188,298	208,333
Capital repayment period														12 months	12 months
Secured term loan									2,000,000
Percent of secured term loan interest								10.00%
Term loan maturity								48 months
Lease agreement related to acquisitions								$ 1,000,000